General information (Details Textual) - CAD ($)		1 Months Ended	12 Months Ended
	Nov. 11, 2016	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of general information [line items]
Gains (losses) recognised when control of subsidiary is lost			$ 0	$ 0	$ 15,060,170
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities			$ 0	$ 0	(1,354,041)
Disposal of business, consideration		$ 13,716,397
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets		$ 3,700,000
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements					18,467,407
Consideration paid (received)					13,716,397
Investment property carried at cost or in accordance with IFRS 16 within fair value model, at time of sale					(4,340,686)
Gains (losses) on disposals of investments					18,057,083
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					69,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates					479,324
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for entity's own equity instruments held at end of period, fair value measurement					3,407,237
Current investments [Member]
Disclosure of general information [line items]
Consideration paid (received)					$ 10,116,905
Minco Silver Corp [Member]
Disclosure of general information [line items]
Proportion of ownership interest in associate	18.00%		18.04%	18.26%
Guangdong mingzhong mining co [Member]
Disclosure of general information [line items]
Proportion of voting rights held by minority shareholder		51.00%
Mingzhong [Member]
Disclosure of general information [line items]
Proportion of voting rights held by minority shareholder					49.00%
Non-controlling interests					$ 4,984,949